Supplementary Balance Sheet Information (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accruals - other:
Payroll and related expenses	$ 507	$ 702
Government institutions	208	348
Accrued vacation pay	52	67
Accrued expenses and sundry	70	116
Accounts payable and accruals - other	$ 837	$ 1,233